Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Amount
Income tax at Cayman Islands statutory rate					$ 0
Statutory rate difference between Cayman and U.S.					(5,620,984)
Changes in valuation allowances					6,029,335
Non-deductible transaction related costs					380,731
Non-deductible stock compensation					316,464
Other non-deductible					85,307
Effective tax rate	$ 0	$ 0	$ 0	$ 0	$ 0
Percent
Income tax at Cayman Islands statutory rate					0.00%
Statutory rate difference between Cayman and U.S.					21.00%
Changes in valuation allowances					(22.60%)
Non-deductible transaction related costs					(1.40%)
Non-deductible stock compensation					(1.20%)
Other non-deductible					(0.30%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Cayman Islands
Amount
Domestic state and local income taxes, net of federal effect					$ 0
Percent
Domestic state and local income taxes, net of federal effect					0.00%
United States
Amount
Domestic state and local income taxes, net of federal effect					$ (1,190,853)
Percent
Domestic state and local income taxes, net of federal effect					4.50%